Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Common Stocks – 95.4%
Aerospace & Defense – 3.8%
Raytheon Co	10,699	$2,099,037
United Technologies Corp	13,431	1,833,600
		3,932,637
Auto Components – 1.2%
Aptiv PLC	13,947	1,219,247
Banks – 13.2%
Citigroup Inc	37,078	2,561,348
Citizens Financial Group Inc	46,341	1,639,081
M&T Bank Corp	15,400	2,432,738
PNC Financial Services Group Inc	15,163	2,125,246
US Bancorp	60,216	3,332,353
Wells Fargo & Co	31,385	1,583,059
		13,673,825
Beverages – 1.9%
PepsiCo Inc	14,088	1,931,465
Biotechnology – 1.9%
Gilead Sciences Inc	30,696	1,945,512
Capital Markets – 2.8%
Bank of New York Mellon Corp	30,606	1,383,697
Charles Schwab Corp	35,273	1,475,470
		2,859,167
Chemicals – 3.2%
Corteva Inc	34,204	957,712
Nutrien Ltd	25,992	1,296,481
WR Grace & Co	16,355	1,091,860
		3,346,053
Commercial Services & Supplies – 1.4%
Republic Services Inc	16,591	1,435,951
Consumer Finance – 1.4%
Discover Financial Services	18,397	1,491,813
Diversified Financial Services – 3.3%
Berkshire Hathaway Inc*	16,298	3,390,310
Electric Utilities – 6.7%
Entergy Corp	22,045	2,587,201
Evergy Inc	50,426	3,356,355
PPL Corp	31,292	985,385
		6,928,941
Energy Equipment & Services – 1.0%
Schlumberger Ltd	31,798	1,086,538
Entertainment – 0.7%
Electronic Arts Inc*	7,483	731,987
Equity Real Estate Investment Trusts (REITs) – 7.8%
Camden Property Trust	11,152	1,237,983
Equity Residential	26,376	2,275,194
Public Storage	10,174	2,495,377
Weyerhaeuser Co	72,772	2,015,784
		8,024,338
Food & Staples Retailing – 0.6%
Walgreens Boots Alliance Inc	10,885	602,049
Food Products – 1.4%
Lamb Weston Holdings Inc	20,275	1,474,398
Health Care Providers & Services – 3.3%
Humana Inc	3,259	833,229
Laboratory Corp of America Holdings*	15,065	2,530,920
		3,364,149
Household Products – 3.3%
Colgate-Palmolive Co	17,505	1,286,793
Procter & Gamble Co	17,371	2,160,605
		3,447,398
Industrial Conglomerates – 2.4%
Carlisle Cos Inc	7,083	1,030,860
Honeywell International Inc	8,867	1,500,296
		2,531,156
Information Technology Services – 3.0%
Cognizant Technology Solutions Corp	26,635	1,605,158
Global Payments Inc	9,278	1,475,202
		3,080,360

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – 8.5%
Chubb Ltd	21,592	$3,485,812
Hartford Financial Services Group Inc	51,387	3,114,566
RenaissanceRe Holdings Ltd	11,207	2,167,994
		8,768,372
Interactive Media & Services – 1.0%
Alphabet Inc - Class A*	854	1,042,854
Life Sciences Tools & Services – 0.6%
Agilent Technologies Inc	8,556	655,646
Media – 2.0%
Fox Corp - Class B	64,296	2,027,896
Oil, Gas & Consumable Fuels – 7.0%
Chevron Corp	23,177	2,748,792
Occidental Petroleum Corp	17,461	776,491
Royal Dutch Shell PLC (ADR)	36,974	2,175,920
Valero Energy Corp	17,690	1,507,896
		7,209,099
Pharmaceuticals – 5.1%
Johnson & Johnson	14,330	1,854,015
Merck & Co Inc	11,265	948,288
Pfizer Inc	67,576	2,428,006
		5,230,309
Road & Rail – 0.7%
Union Pacific Corp	4,509	730,368
Software – 5.4%
Check Point Software Technologies Ltd*	7,411	811,504
Citrix Systems Inc	20,667	1,994,779
Oracle Corp	50,106	2,757,333
		5,563,616
Textiles, Apparel & Luxury Goods – 0.8%
PVH Corp	8,846	780,483
Total Common Stocks (cost $80,939,699)		98,505,937
Repurchase Agreements – 5.3%
Undivided interest of 10.3% in a joint repurchase agreement (principal amount $53,200,000 with a maturity value of $53,202,956) with ING Financial Markets LLC, 2.0000%, dated 9/30/19, maturing 10/1/19 to be repurchased at $5,500,306 collateralized by $54,062,900 in U.S. Treasuries 0% - 2.8750%, 11/19/19 - 8/15/26 with a value of $54,267,039 (cost $5,500,000)	$5,500,000	5,500,000
Total Investments (total cost $86,439,699) – 100.7%		104,005,937
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(711,335)
Net Assets – 100%		$103,294,602

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$99,722,032	95.9%
United Kingdom	2,175,920	2.1
Canada	1,296,481	1.2
Israel	811,504	0.8

Total	$104,005,937	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$98,505,937	$-	$-
Repurchase Agreements	-	5,500,000	-
Total Assets	$98,505,937	$5,500,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.